Assets and Liabilities Related to Contracts with Customers - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩)
Contract Assets And Contract Liabilities [Abstract]
Revenue recognized from contract liability balance at beginning of period	₩ 15,998,000,000
Percentage of contract liability balance at beginning of period recognized as revenue	71.00%
Revenue recognized related to performance obligations satisfied in prior year	₩ 0
Percentage of transaction price allocated to contract that has not been performed	82.00%
Transaction price allocated to contract that has not been performed	₩ 16,476,000,000
Transaction price allocated to remaining performance obligation that will be recognized as revenue after next fical year	₩ 3,598,000,000
Percentage of transaction price allocated to remaining performance obligations	18.00%